FAIR VALUE MEASUREMENT (Details 2)	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Nov. 30, 2010 Dining Secretary USD ($)	Dec. 31, 2012 Available-for-sale securities Dining Secretary Unobservable inputs (Level 3) CNY	Dec. 31, 2011 Available-for-sale securities Dining Secretary Unobservable inputs (Level 3) CNY	Dec. 31, 2012 Available-for-sale securities Dining Secretary Unobservable inputs (Level 3) USD ($)
Rollforward of Level 3 investment
Fair value of Level 3 investment, beginning balance				65,414,773	66,000,000	$ 9,668,243
Investment in series B preferred shares	(5,100,000)	(533,009,269)	(10,000,000)
Effect of exchange rate change				(638,000)	(3,061,000)
Change in fair value of investment				(4,542,655)	2,475,773
Fair value of Level 3 investment, ending balance				60,234,118	65,414,773	$ 9,668,243